Intangible Assets, Net (Details 1) $ in Thousands	Sep. 30, 2016 USD ($)
Intangible Assets, Net [Abstract]
September 30, 2017	$ 20
September 30, 2018	20
September 30, 2019	20
September 30, 2020	20
September 30, 2021	20
Thereafter	471
Total	$ 571